UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: June 30, 2014
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                 COMMUNICATIONS EQUIPMENT - 13.5%
         14,241  ADTRAN, Inc. ..........................................................  $       321,277
      1,821,978  Cisco Systems, Inc. ...................................................       45,276,153
         35,360  Harris Corp. ..........................................................        2,678,520
          6,706  InterDigital, Inc. ....................................................          320,547
         70,604  Motorola Solutions, Inc. ..............................................        4,700,108
          5,911  Plantronics, Inc. .....................................................          284,023
        278,795  QUALCOMM, Inc. ........................................................       22,080,564
        120,282  Telefonaktiebolaget LM Ericsson, ADR ..................................        1,453,007
                                                                                          ---------------
                                                                                               77,114,199
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 11.2%
        316,160  AT&T, Inc. ............................................................       11,179,418
          4,643  Atlantic Tele-Network, Inc. ...........................................          269,294
        244,158  BCE, Inc. .............................................................       11,075,007
          4,415  BT Group PLC, ADR .....................................................          289,756
         11,613  Cogent Communications Group, Inc. .....................................          401,229
         46,952  Consolidated Communications Holdings, Inc. ............................        1,044,212
      1,063,451  Frontier Communications Corp. .........................................        6,210,554
         55,313  Telekomunikasi Indonesia Persero Tbk PT, ADR ..........................        2,304,340
        296,916  TELUS Corp. ...........................................................       11,057,152
        224,470  Verizon Communications, Inc. ..........................................       10,983,317
        967,182  Windstream Holdings, Inc. .............................................        9,633,133
                                                                                          ---------------
                                                                                               64,447,412
                                                                                          ---------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
        386,648  Corning, Inc. .........................................................        8,486,924
                                                                                          ---------------
                 HEALTH CARE TECHNOLOGY - 0.2%
          5,796  Computer Programs & Systems, Inc. .....................................          368,626
         42,605  Quality Systems, Inc. .................................................          683,810
                                                                                          ---------------
                                                                                                1,052,436
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 1.0%
         93,647  Garmin Ltd. ...........................................................        5,703,102
                                                                                          ---------------
                 INTERNET SOFTWARE & SERVICES - 0.4%
         17,626  InterActiveCorp. ......................................................        1,220,248
         15,881  j2 Global, Inc. .......................................................          807,708
                                                                                          ---------------
                                                                                                2,027,956
                                                                                          ---------------
                 IT SERVICES - 8.8%
         28,510  Amdocs Ltd. ...........................................................        1,320,868
         28,994  Computer Sciences Corp. ...............................................        1,832,421
         12,246  CSG Systems International, Inc. .......................................          319,743
          8,723  DST Systems, Inc. .....................................................          803,999
          4,775  Forrester Research, Inc. ..............................................          180,877
         22,200  Infosys Ltd., ADR .....................................................        1,193,694
        243,310  International Business Machines Corp. .................................       44,104,804
         16,482  Science Applications International Corp. ..............................          727,845

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES (CONTINUED)
          8,777  Wipro Ltd. ............................................................  $       104,358
                                                                                          ---------------
                                                                                               50,588,609
                                                                                          ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.7%
         81,831  Altera Corp. ..........................................................        2,844,446
        131,171  Analog Devices, Inc. ..................................................        7,092,416
        379,507  Applied Materials, Inc. ...............................................        8,557,883
         13,291  ASML Holding N.V., ADR ................................................        1,239,652
         53,402  Avago Technologies Ltd. ...............................................        3,848,682
        118,866  Broadcom Corp., Class A ...............................................        4,412,306
         34,639  Brooks Automation, Inc. ...............................................          373,062
          2,676  ChipMOS TECHNOLOGIES Bermuda Ltd. .....................................           64,572
        106,534  Cypress Semiconductor Corp. ...........................................        1,162,286
         60,272  Himax Technologies, Inc., ADR .........................................          413,466
      1,641,920  Intel Corp. ...........................................................       50,735,328
         69,124  Intersil Corp., Class A ...............................................        1,033,404
         69,696  KLA-Tencor Corp. ......................................................        5,062,717
        123,177  Marvell Technology Group Ltd. .........................................        1,765,126
        132,478  Maxim Integrated Products, Inc. .......................................        4,479,081
         93,824  Microchip Technology, Inc. ............................................        4,579,549
         18,683  MKS Instruments, Inc. .................................................          583,657
        147,866  NVIDIA Corp. ..........................................................        2,741,436
          3,241  Power Integrations, Inc. ..............................................          186,487
         19,114  Silicon Motion Technology Corp., ADR ..................................          390,499
         38,265  STMicroelectronics N.V., ADR ..........................................          340,176
        413,179  Taiwan Semiconductor Manufacturing Co., Ltd., ADR .....................        8,837,899
         14,966  Tessera Technologies, Inc. ............................................          330,449
        426,573  Texas Instruments, Inc. ...............................................       20,385,924
         89,894  Xilinx, Inc. ..........................................................        4,252,885
                                                                                          ---------------
                                                                                              135,713,388
                                                                                          ---------------
                 SOFTWARE - 15.7%
         10,185  Blackbaud, Inc. .......................................................          364,012
        242,925  CA, Inc. ..............................................................        6,981,664
        174,578  Compuware Corp. .......................................................        1,744,034
         41,692  Intuit, Inc. ..........................................................        3,357,457
         15,665  Mentor Graphics Corp. .................................................          337,894
      1,095,681  Microsoft Corp. .......................................................       45,689,898
          6,285  Monotype Imaging Holdings, Inc. .......................................          177,048
          9,792  NICE Systems Ltd., ADR ................................................          399,612
         24,639  Open Text Corp. .......................................................        1,181,194
        533,761  Oracle Corp. ..........................................................       21,633,333
          9,799  SAP AG, ADR ...........................................................          754,523
         10,530  Solera Holdings, Inc. .................................................          707,090
        296,969  Symantec Corp. ........................................................        6,800,590
                                                                                          ---------------
                                                                                               90,128,349
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 15.5%
        496,046  Apple, Inc. ...........................................................       46,097,555


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (CONTINUED)
         31,142  Diebold, Inc. .........................................................  $     1,250,974
        485,150  EMC Corp. .............................................................       12,778,851
        516,992  Hewlett-Packard Co. ...................................................       17,412,290
         26,976  Lexmark International, Inc., Class A ..................................        1,299,164
         84,506  NetApp, Inc. ..........................................................        3,086,159
         24,867  SanDisk Corp. .........................................................        2,596,861
         46,309  Western Digital Corp. .................................................        4,274,321
                                                                                          ---------------
                                                                                               88,796,175
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 8.4%
        126,549  America Movil SAB de CV, Series L, ADR ................................        2,625,892
         74,120  China Mobile, Ltd., ADR ...............................................        3,602,973
        396,982  Mobile Telesystems OJSC, ADR ..........................................        7,836,425
        254,945  Rogers Communications, Inc., Class B ..................................       10,261,536
          4,823  Shenandoah Telecommunications Co. .....................................          146,908
         29,073  Telephone & Data Systems, Inc. ........................................          759,096
         30,861  TIM Participacoes S.A., ADR ...........................................          895,895
      1,339,819  VimpelCom Ltd., ADR ...................................................       11,254,480
        320,319  Vodafone Group PLC, ADR ...............................................       10,695,451
                                                                                          ---------------
                                                                                               48,078,656
                                                                                          ---------------

                 TOTAL INVESTMENTS - 99.9% .............................................      572,137,206
                 (Cost $515,779,056) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ...............................          544,653
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $   572,681,859
                                                                                          ===============

---------------------------------------------------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $63,932,056 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,573,906.

      ADR   American Depositary Receipt

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2           LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS           INPUTS
------------------------------------------------   ------------  -------------  --------------    -------------
Common Stocks*..................................   $572,137,206  $ 572,137,206  $           --    $          --
                                                   ============  =============  ==============    =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 25.2%

                 AUTOMOBILES - 0.4%
        177,387  Ford Motor Co. ........................................................  $     3,058,152
                                                                                          ---------------
                 BANKS - 3.3%
         50,711  First Financial Bankshares, Inc. ......................................        1,590,804
        356,792  First Niagara Financial Group, Inc. ...................................        3,118,362
        269,942  FNB Corp. .............................................................        3,460,656
        426,299  National Penn Bancshares, Inc. ........................................        4,510,243
        148,800  Trustmark Corp. .......................................................        3,673,872
        186,453  Umpqua Holdings Corp. .................................................        3,341,238
        121,741  United Bankshares, Inc. ...............................................        3,935,887
                                                                                          ---------------
                                                                                               23,631,062
                                                                                          ---------------
                 CAPITAL MARKETS - 0.5%
        105,072  Federated Investors, Inc., Class B ....................................        3,248,826
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
        123,076  AT&T, Inc. ............................................................        4,351,967
         77,207  Verizon Communications, Inc. ..........................................        3,777,739
                                                                                          ---------------
                                                                                                8,129,706
                                                                                          ---------------
                 ELECTRIC UTILITIES - 7.0%
         63,786  ALLETE, Inc. ..........................................................        3,275,411
         59,060  American Electric Power Co., Inc. .....................................        3,293,776
         50,216  Duke Energy Corp. .....................................................        3,725,525
        148,114  Empire District Electric Co. ..........................................        3,803,568
         51,993  Entergy Corp. .........................................................        4,268,105
         82,301  Exelon Corp. ..........................................................        3,002,341
        150,792  FirstEnergy Corp. .....................................................        5,235,498
        184,038  Hawaiian Electric Industries, Inc. ....................................        4,659,842
        107,962  PPL Corp. .............................................................        3,835,890
         86,636  Southern (The) Co. ....................................................        3,931,542
        108,970  UIL Holdings Corp. ....................................................        4,218,229
         90,696  Westar Energy, Inc. ...................................................        3,463,680
         99,578  Xcel Energy, Inc. .....................................................        3,209,399
                                                                                          ---------------
                                                                                               49,922,806
                                                                                          ---------------
                 GAS UTILITIES - 1.9%
         56,443  AGL Resources, Inc. ...................................................        3,106,058
         66,937  Laclede Group, Inc. ...................................................        3,249,791
         83,563  Piedmont Natural Gas Co., Inc. ........................................        3,126,092
         90,224  WGL Holdings, Inc. ....................................................        3,888,655
                                                                                          ---------------
                                                                                               13,370,596
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 0.4%
         91,424  Leggett & Platt, Inc. .................................................        3,134,015
                                                                                          ---------------
                 INSURANCE - 1.6%
        127,225  Allied World Assurance Co. Holdings AG ................................        4,837,094
         60,504  Cincinnati Financial Corp. ............................................        2,906,612
        218,481  Old Republic International Corp. ......................................        3,613,676
                                                                                          ---------------
                                                                                               11,357,382
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES/
     UNITS                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 LEISURE PRODUCTS - 0.4%
         82,104  Mattel, Inc. ..........................................................  $     3,199,593
                                                                                          ---------------

                 MEDIA - 1.1%
         71,527  Meredith Corp. ........................................................        3,459,046
        198,444  Regal Entertainment Group .............................................        4,187,168
                                                                                          ---------------
                                                                                                7,646,214
                                                                                          ---------------

                 MULTI-UTILITIES - 4.5%
         84,284  Ameren Corp. ..........................................................        3,445,530
        104,848  Avista Corp. ..........................................................        3,514,505
        123,310  CenterPoint Energy, Inc. ..............................................        3,149,337
        123,927  CMS Energy Corp. ......................................................        3,860,326
         66,393  Consolidated Edison, Inc. .............................................        3,833,532
         65,543  Integrys Energy Group, Inc. ...........................................        4,662,073
         74,541  PG&E Corp. ............................................................        3,579,459
         77,787  Public Service Enterprise Group, Inc. .................................        3,172,932
         62,812  SCANA Corp. ...........................................................        3,379,914
                                                                                          ---------------
                                                                                               32,597,608
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 0.5%
         39,352  ConocoPhillips ........................................................        3,373,647
                                                                                          ---------------

                 TOBACCO - 2.0%
         96,575  Altria Group, Inc. ....................................................        4,050,355
         52,504  Lorillard, Inc. .......................................................        3,201,169
         41,548  Philip Morris International, Inc. .....................................        3,502,912
         59,192  Universal Corp. .......................................................        3,276,277
                                                                                          ---------------
                                                                                               14,030,713
                                                                                          ---------------
                 TRADING COMPANIES & DISTRIBUTORS - 0.5%
        212,028  Aircastle Ltd. ........................................................        3,767,738
                                                                                          ---------------
                 TOTAL COMMON STOCKS ...................................................      180,468,058
                 (Cost $168,671,016)                                                      ---------------

MASTER LIMITED PARTNERSHIPS - 20.6%

                 MARINE - 1.1%
        409,407  Navios Maritime Partners L.P. .........................................        7,958,872
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 19.5%
        187,501  Atlas Pipeline Partners, L.P. .........................................        6,450,034
        390,530  BreitBurn Energy Partners, L.P. .......................................        8,638,524
         57,757  Buckeye Partners, L.P. ................................................        4,797,297
         80,477  DCP Midstream Partners, L.P. ..........................................        4,587,189
        189,426  Dorchester Minerals, L.P. .............................................        5,785,070
        187,010  El Paso Pipeline Partners, L.P. .......................................        6,775,372
        189,097  Enbridge Energy Partners, L.P. ........................................        6,983,352
         93,887  Energy Transfer Partners, L.P. ........................................        5,442,629
         41,045  Enterprise Products Partners, L.P. ....................................        3,213,413
        164,372  Golar LNG Partners, L.P. ..............................................        6,057,108
        138,316  Holly Energy Partners, L.P. ...........................................        4,756,687


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES/
     UNITS                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         76,238  Kinder Morgan Energy Partners, L.P. ...................................  $     6,267,526
        260,795  Legacy Reserves, L.P. .................................................        8,147,236
        146,495  Martin Midstream Partners, L.P. .......................................        6,032,664
        248,431  Memorial Production Partners, L.P. ....................................        6,021,968
         75,120  ONEOK Partners, L.P. ..................................................        4,402,032
         77,104  Plains All American Pipeline, L.P. ....................................        4,630,095
        515,888  QR Energy, L.P. .......................................................        9,796,713
        199,488  Regency Energy Partners, L.P. .........................................        6,425,509
        116,444  Teekay LNG Partners, L.P. .............................................        5,372,726
        140,839  Teekay Offshore Partners, L.P. ........................................        5,084,288
         92,660  Transmontaigne Partners, L.P. .........................................        4,053,875
         39,029  Western Gas Partners, L.P. ............................................        2,984,938
        129,299  Williams Partners, L.P. ...............................................        7,019,643
                                                                                          ---------------
                                                                                              139,725,888
                                                                                          ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS .....................................      147,684,760
                 (Cost $132,333,610)                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.6%

        867,372  Annaly Capital Management, Inc. .......................................        9,914,062
        660,169  Capstead Mortgage Corp. ...............................................        8,681,222
        243,061  CBL & Associates Properties, Inc. .....................................        4,618,159
        117,798  Chesapeake Lodging Trust ..............................................        3,561,033
      3,235,944  Chimera Investment Corp. ..............................................       10,322,661
        254,135  Colony Financial, Inc. ................................................        5,901,015
        159,897  Corrections Corp. of America ..........................................        5,252,616
        155,336  DuPont Fabros Technology, Inc. ........................................        4,187,859
         98,259  EPR Properties ........................................................        5,489,730
        106,134  HCP, Inc. .............................................................        4,391,825
        144,896  Kimco Realty Corp. ....................................................        3,329,710
        111,990  LTC Properties, Inc. ..................................................        4,372,090
        393,070  Medical Properties Trust, Inc. ........................................        5,204,247
         67,272  National Health Investors, Inc. .......................................        4,208,536
        118,720  National Retail Properties, Inc. ......................................        4,415,197
        132,290  Omega Healthcare Investors, Inc. ......................................        4,876,209
        510,757  PennyMac Mortgage Investment Trust ....................................       11,206,009
         78,310  Plum Creek Timber Co., Inc. ...........................................        3,531,781
        104,076  Rayonier, Inc. ........................................................        3,699,902
        230,631  Redwood Trust, Inc. ...................................................        4,490,386
        215,975  Retail Opportunity Investments Corp. ..................................        3,397,287
        137,592  Sabra Health Care REIT, Inc. ..........................................        3,950,266
        242,509  Senior Housing Properties Trust .......................................        5,890,544
        277,431  Starwood Property Trust, Inc. .........................................        6,594,535
        888,515  Two Harbors Investment Corp. ..........................................        9,311,637
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ...................................      140,798,518
                 (Cost $135,994,162)                                                      ---------------

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


                                                               STATED         STATED
    SHARES                      DESCRIPTION                     RATE         MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 19.6%

                 BANKS - 8.0%
        201,743  Barclays Bank PLC, Series 3 .............      7.10%           (a)       $     5,166,638
        217,575  Barclays Bank PLC, Series 4 .............      7.75%           (a)             5,606,908
        226,776  Barclays Bank PLC, Series 5 .............      8.13%           (a)             5,864,427
        193,868  First Niagara Financial Group, Inc.,           8.63%           (a)             5,620,233
                     Series B (b).........................
        203,102  GMAC Capital Trust I, Series 2 (b).......      8.13%        02/15/40           5,544,685
        218,831  HSBC Holdings PLC .......................      8.13%           (a)             5,733,372
        203,981  HSBC Holdings PLC, Series 2 .............      8.00%           (a)             5,521,766
        198,929  Lloyds Banking Group PLC ................      7.75%        07/15/50           5,295,490
        213,864  National Westminster Bank PLC, Series C..      7.76%           (a)             5,618,207
        284,565  Santander Finance Preferred SAU, Series       10.50%           (a)             7,301,938
                     10 ..................................
                                                                                          ---------------
                                                                                               57,273,664
                                                                                          ---------------
                 CAPITAL MARKETS - 0.7%
        186,206  Deutsche Bank Contingent Capital
                     Trust V .............................      8.05%           (a)             5,284,526
                                                                                          ---------------
                 CONSUMER FINANCE - 0.8%
        211,793  Ally Financial, Inc., Series A (b).......      8.50%           (a)             5,849,723
                                                                                          ---------------
                 DIVERSIFIED FINANCIAL SERVICES - 5.8%
        196,486  Citigroup Capital XIII (b)...............      7.88%        10/30/40           5,442,662
        192,321  Countrywide Capital IV ..................      6.75%        04/01/33           4,911,878
        198,672  Countrywide Capital V ...................      7.00%        11/01/36           5,165,472
        202,444  ING Groep NV ............................      7.20%           (a)             5,225,080
        206,085  Merrill Lynch Capital Trust III .........      7.38%        09/15/62           5,370,575
        199,366  Merrill Lynch Preferred Capital
                     Trust III ...........................      7.00%           (a)             5,139,655
        202,390  Merrill Lynch Preferred Capital
                     Trust IV ............................      7.12%           (a)             5,272,260
        205,171  Merrill Lynch Preferred Capital Trust V,
                     Series F ............................      7.28%           (a)             5,320,084
                                                                                          ---------------
                                                                                               41,847,666
                                                                                          ---------------

                 MULTI-UTILITIES - 0.9%
        238,420  Dominion Resources, Inc., Series A ......      8.38%        06/15/64           6,084,478
                                                                                          ---------------
                 REAL ESTATE INVESTMENT TRUSTS - 3.4%
        228,753  Colony Financial, Inc., Series A ........      8.50%           (a)             6,167,181
        231,930  FelCor Lodging Trust, Inc., Series A ....      1.95%           (a)             6,055,692
        249,198  NorthStar Realty Finance Corp.,
                     Series B ............................      8.25%           (a)             6,287,266
        219,202  Vornado Realty L.P. .....................      7.88%        10/01/39           5,594,035
                                                                                          ---------------
                                                                                               24,104,174
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES ....................................      140,444,231
                 (Cost $141,583,517)                                                      ---------------


    SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 14.7%

                 CAPITAL MARKETS - 14.7%
      1,103,856  iShares iBoxx $ High Yield Corporate Bond Fund ........................  $   105,087,091
                                                                                          ---------------

                             See Notes to Quarterly Portfolio of Investments




MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


                 TOTAL EXCHANGE-TRADED FUNDS ...........................................  $   105,087,091
                 (Cost $103,341,700)                                                      ---------------

                 TOTAL INVESTMENTS - 99.7% .............................................      714,482,658
                 (Cost $681,924,005) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% ...............................        1,834,033
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $   716,316,691
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Perpetual maturity.

      (b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,569,558 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,010,905.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                   LEVEL 2           LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS           INPUTS
------------------------------------------------   ------------  -------------  --------------    -------------
Common Stocks*...................................  $180,468,058  $ 180,468,058  $           --    $          --
Master Limited Partnerships*.....................   147,684,760    147,684,760              --               --
Real Estate Investment Trusts....................   140,798,518    140,798,518              --               --
$25 Par Preferred Securities*....................   140,444,231    140,444,231              --               --
Exchange-Traded Funds*...........................   105,087,091    105,087,091              --               --
                                                   ------------  -------------  --------------    -------------

Total Investments................................  $714,482,658  $ 714,482,658  $           --    $          --
                                                   ============  =============  ==============    =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 44.5%

                 AIRLINES - 0.4%
         24,513  Air New Zealand Ltd. ..................................................  $        44,642
                                                                                          ---------------
                 AUTOMOBILES - 0.5%
         16,400  UMW Holdings Bhd ......................................................           55,773
                                                                                          ---------------
                 BANKS - 5.3%
         16,000  Aozora Bank Ltd. ......................................................           52,594
        361,463  Banco de Chile ........................................................           48,061
        667,448  Banco Santander Chile .................................................           43,992
        121,017  Bank of China Ltd., Class H ...........................................           54,182
         17,997  BOC Hong Kong Holdings Ltd. ...........................................           52,131
         76,667  China Construction Bank Corp., Class H ................................           57,967
         89,696  Industrial & Commercial Bank of China Ltd., Class H ...................           56,708
            220  Komercni Banka AS .....................................................           50,599
            989  Laurentian Bank of Canada .............................................           46,213
         17,700  Malayan Banking Bhd ...................................................           54,186
          2,211  Swedbank AB, A Shares .................................................           58,637
                                                                                          ---------------
                                                                                                  575,270
                                                                                          ---------------
                 CAPITAL MARKETS - 0.4%
          4,321  Coronation Fund Managers Ltd. .........................................           38,806
                                                                                          ---------------
                 CHEMICALS - 0.5%
          1,021  Yara International ASA ................................................           51,151
                                                                                          ---------------
                 CONSTRUCTION MATERIALS - 0.5%
         16,733  PPC Ltd. ..............................................................           49,326
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 0.5%
         24,533  Taiwan Hon Chuan Enterprise Co., Ltd. .................................           48,806
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
          1,064  BCE, Inc. .............................................................           48,261
         88,856  PCCW Ltd. .............................................................           52,967
             69  Swisscom AG ...........................................................           40,110
                                                                                          ---------------
                                                                                                  141,338
                                                                                          ---------------
                 ELECTRIC UTILITIES - 5.1%
         12,948  Contact Energy Ltd. ...................................................           60,198
            761  Elia System Operator S.A./N.V. ........................................           38,451
          1,846  Emera, Inc. ...........................................................           59,010
          1,767  Fortis, Inc. ..........................................................           53,769
          3,777  Fortum OYJ ............................................................          101,420
         50,734  Spark Infrastructure Group ............................................           88,503
          2,912  SSE PLC ...............................................................           78,093
         13,162  Terna Rete Elettrica Nazionale SpA ....................................           69,424
                                                                                          ---------------
                                                                                                  548,868
                                                                                          ---------------
                 ENERGY EQUIPMENT & SERVICES - 1.7%
          8,393  Prosafe SE ............................................................           69,236
          2,847  Seadrill Ltd. .........................................................          112,927
                                                                                          ---------------
                                                                                                  182,163
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS(CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 FOOD & STAPLES RETAILING - 0.9%
          8,738  J Sainsbury PLC .......................................................  $        47,180
          9,971  Tesco PLC .............................................................           48,497
                                                                                          ---------------
                                                                                                   95,677
                                                                                          ---------------
                 FOOD PRODUCTS - 0.5%
          9,130  AVI Ltd. ..............................................................           52,582
                                                                                          ---------------
                 GAS UTILITIES - 0.7%
         13,394  Snam SpA ..............................................................           80,698
                                                                                          ---------------
                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 2.2%
          2,926  Capital Power Corp. ...................................................           72,310
          7,881  Innergex Renewable Energy, Inc. .......................................           79,840
          5,251  Northland Power, Inc. .................................................           89,711
                                                                                          ---------------
                                                                                                  241,861
                                                                                          ---------------
                 INDUSTRIAL CONGLOMERATES - 0.9%
          8,645  Reunert Ltd. ..........................................................           52,723
         13,359  Shanghai Industrial Holdings Ltd. .....................................           40,851
                                                                                          ---------------
                                                                                                   93,574
                                                                                          ---------------
                 INSURANCE - 4.8%
          7,423  Amlin PLC .............................................................           59,466
            724  Baloise Holding AG ....................................................           85,316
          6,731  Catlin Group Ltd. .....................................................           61,629
            504  Hannover Rueck SE .....................................................           45,417
         11,459  Legal & General Group PLC .............................................           44,203
          3,806  Liberty Holdings Ltd. .................................................           46,524
            921  Sampo OYJ, A Shares ...................................................           46,599
            558  Tryg A/S ..............................................................           56,365
            226  Zurich Insurance Group AG .............................................           68,121
                                                                                          ---------------
                                                                                                  513,640
                                                                                          ---------------
                 MACHINERY - 0.9%
          7,171  Duro Felguera S.A. ....................................................           47,820
         57,000  Yangzijiang Shipbuilding Holdings Ltd. ................................           49,370
                                                                                          ---------------
                                                                                                   97,190
                                                                                          ---------------
                 MEDIA - 1.8%
          1,840  Corus Entertainment, Inc., B Shares ...................................           43,058
          1,256  Eutelsat Communications S.A. ..........................................           43,641
          3,013  Reed Elsevier PLC .....................................................           48,470
          8,565  Television Broadcasts Ltd. ............................................           55,587
                                                                                          ---------------
                                                                                                  190,756
                                                                                          ---------------
                 MULTI-UTILITIES - 4.4%
         12,480  Centrica PLC ..........................................................           66,766
         46,931  DUET Group ............................................................          107,094
          4,027  GDF Suez ..............................................................          110,863
          4,440  National Grid PLC .....................................................           63,828


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS(CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 MULTI-UTILITIES (CONTINUED)
         34,752  REN - Redes Energeticas Nacionais SGPS S.A. ...........................   $      128,006
                                                                                          ---------------
                                                                                                  476,557
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 7.9%
          1,691  BP Prudhoe Bay Royalty Trust ..........................................          167,308
          2,827  Canadian Oil Sands Ltd. ...............................................           64,062
            949  Lukoil OAO ............................................................           56,870
         12,258  Pacific Coast Oil Trust ...............................................          160,089
          1,344  Pembina Pipeline Corp. ................................................           57,826
          7,310  Permian Basin Royalty Trust ...........................................          104,167
          1,807  Sabine Royalty Trust ..................................................          109,504
          4,254  San Juan Basin Royalty Trust ..........................................           82,060
            658  Total S.A. ............................................................           47,555
                                                                                          ---------------
                                                                                                  849,441
                                                                                          ---------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
         27,087  Sino Land Co., Ltd. ...................................................           44,455
         64,431  SOHO China Ltd. .......................................................           50,462
            609  Swiss Prime Site AG ...................................................           50,475
                                                                                          ---------------
                                                                                                  145,392
                                                                                          ---------------
                 WATER UTILITIES - 1.1%
          3,982  Pennon Group PLC ......................................................           53,496
          4,106  United Utilities Group PLC ............................................           61,978
                                                                                          ---------------
                                                                                                  115,474
                                                                                          ---------------
                 WIRELESS TELECOMMUNICATION SERVICES - 0.9%
          4,437  China Mobile Ltd. .....................................................           43,051
          1,760  Freenet AG ............................................................           55,984
                                                                                          ---------------
                                                                                                   99,035
                                                                                          ---------------
                 TOTAL COMMON STOCKS ...................................................        4,788,020
                 (Cost $4,518,335)                                                        ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.5%

          6,557  Artis Real Estate Investment Trust ....................................           96,783
         44,000  Ascendas Real Estate Investment Trust .................................           81,161
         17,671  Australand Property Group .............................................           73,983
          3,283  Calloway Real Estate Investment Trust .................................           81,717
          3,729  Canadian Apartment Properties REIT ....................................           79,888
         53,000  CapitaCommercial Trust ................................................           72,259
         44,000  CapitaMall Trust ......................................................           69,693
         49,809  CFS Retail Property Trust Group .......................................           95,814
         17,840  Charter Hall Group ....................................................           71,663
         26,537  Charter Hall Retail REIT ..............................................           97,090
          6,139  Cominar Real Estate Investment Trust ..................................          108,449
        114,901  Cromwell Property Group ...............................................          105,637
         73,694  Dexus Property Group ..................................................           77,134
          4,057  Dream Office Real Estate Investment Trust .............................          111,363


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS(CONTINUED)
JUNE 30, 2014 (UNAUDITED)


     SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

          1,690  Eurocommercial Properties N.V. ........................................  $        83,355
         20,137  GPT (The) Group .......................................................           72,915
          3,822  H&R Real Estate Investment Trust ......................................           82,955
         24,614  Investa Office Fund ...................................................           78,913
         29,229  Londonmetric Property PLC .............................................           67,580
         99,000  Mapletree Logistics Trust .............................................           92,497
         42,402  Mirvac Group ..........................................................           71,370
          2,890  RioCan Real Estate Investment Trust ...................................           73,966
         27,024  Scentre Group .........................................................           81,543
         23,873  Stockland .............................................................           87,343
         53,000  Suntec Real Estate Investment Trust ...................................           76,935
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ...................................        2,092,006
                 (Cost $1,966,749)                                                        ---------------



                                                               STATED         STATED
    SHARES                      DESCRIPTION                     RATE         MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 12.6%

                 BANKS - 5.0%
          3,177  Bank of Montreal, Series 13 .............      4.50%           (a)                76,935
          3,142  Bank of Nova Scotia, Series 15 ..........      4.50%           (a)                75,911
          3,358  Royal Bank of Canada, Series AJ (b)......      3.52%           (a)                79,934
          3,571  Royal Bank of Canada, Series AL (b)......      4.26%           (a)                88,986
            906  Royal Bank of Canada, Series AZ (b)......      4.00%           (a)                21,634
          3,638  Royal Bank of Canada, Series W ..........      4.90%           (a)                86,019
          4,593  Toronto-Dominion Bank, Series AK (b).....      6.25%           (a)               109,332
                                                                                          ---------------
                                                                                                  538,751
                                                                                          ---------------
                 INSURANCE - 2.6%
          4,089  Manulife Financial Corp., Series 1 (b)...      5.60%           (a)                96,913
          4,209  Manulife Financial Corp., Series 2 ......      4.65%           (a)                92,499
          4,107  Sun Life Financial, Inc., Series 1 ......      4.75%           (a)                93,490
                                                                                          ---------------
                                                                                                  282,902
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 3.0%
          3,159  Enbridge, Inc., Series P (b).............      4.00%           (a)                72,947
          3,163  Enbridge, Inc., Series R (b).............      4.00%           (a)                73,158
          3,953  Husky Energy, Inc., Series 1 (b).........      4.45%           (a)                85,428
          2,979  TransCanada Corp., Series 7 (b)..........      4.00%           (a)                70,465
            852  TransCanada Corp., Series 9 (b)..........      4.25%           (a)                20,273
                                                                                          ---------------
                                                                                                  322,271
                                                                                          ---------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
          5,001  Brookfield Asset Management, Inc., Series      7.00%           (a)               118,575
                     22 (b)...............................


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS(CONTINUED)
JUNE 30, 2014 (UNAUDITED)


                                                                STATED        STATED
     SHARES                      DESCRIPTION                     RATE        MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                 REAL ESTATE MANAGEMENT & DEVELOPMENT
                 (CONTINUED)
          3,888  Brookfield Asset Management, Inc., Series
                     24 (b)...............................      5.40%           (a)       $        93,096
                                                                                          ---------------
                                                                                                  211,671
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES ....................................        1,355,595
                 (Cost $1,333,875)                                                        ---------------

$75 PAR PREFERRED SECURITIES - 1.2%

                 INDUSTRIAL CONGLOMERATES - 1.2%
         74,331  San Miguel Corp., Series 2A (b)                7.50%           (a)               127,546
                                                                                          ---------------
                 TOTAL $75 PAR PREFERRED SECURITIES ....................................          127,546
                 (Cost $126,873)                                                          ---------------

$100 PAR PREFERRED SECURITIES - 2.7%

                 BANKS - 2.7%
            736  Australia & New Zealand Banking Group Ltd      5.74%        09/01/19              72,317
                     (c)..................................
            777  Commonwealth Bank of Australia, Series VI      6.49%           (a)                77,626
                     (c)..................................
            740  National Australia Bank Ltd., Series CPS       5.90%        03/22/21              72,004
                     (c)..................................
            740  Westpac Banking Corp. (c)................      5.88%        03/08/21              71,872
                                                                                          ---------------
                 TOTAL $100 PAR PREFERRED SECURITIES ...................................          293,819
                 (Cost $287,749)                                                          ---------------

OTHER PREFERRED SECURITIES - 3.4%

                 BANKS - 3.4%
         49,566  Lloyds Banking Group PLC ................      9.25%           (a)               118,122
         54,538  National Westminster Bank PLC,
                     Series A.............................      9.00%           (a)               125,304
         14,056  Standard Bank Group Ltd. (c).............      6.48%           (a)               122,916
                                                                                          ---------------
                 TOTAL OTHER PREFERRED SECURITIES ......................................          366,342
                 (Cost $370,634)                                                          ---------------


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 14.5%

                 CAPITAL MARKETS - 14.5%
         13,569  iShares JP Morgan USD Emerging Markets Bond ETF .......................        1,564,099
                                                                                          ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ...........................................        1,564,099
                 (Cost $1,483,619)                                                        ---------------

                 TOTAL INVESTMENTS - 98.4% .............................................       10,587,427
                 (Cost $10,087,834) (d)

                 NET OTHER ASSETS AND LIABILITIES - 1.6% ...............................          167,796
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $    10,755,223
                                                                                          ===============



                See Notes to Quarterly Portfolio of Investments



INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS(CONTINUED)
JUNE 30, 2014 (UNAUDITED)


---------------------------------------------------------------------

      (a)   Perpetual maturity.

      (b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

      (c) Floating or variable rate security. The interest rate shown reflects the rate in effect at June 30, 2014.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $538,008 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,415.


---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                   LEVEL 2           LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS           INPUTS
------------------------------------------------   ------------  -------------  --------------    -------------
Common Stocks*...................................  $  4,788,020  $   4,788,020  $           --    $          --
Real Estate Investment Trusts....................     2,092,006      2,092,006              --               --
$25 Par Preferred Securities*....................     1,355,595      1,355,595              --               --
$75 Par Preferred Securities*....................       127,546        127,546              --               --
$100 Par Preferred Securities*...................       293,819        293,819              --               --
Other Preferred Securities*......................       366,342        366,342              --               --
Exchange-Traded Funds*...........................     1,564,099      1,564,099              --               --
                                                   ------------  -------------  --------------    -------------
Total Investments................................  $ 10,587,427  $  10,587,427  $           --    $          --
                                                   ============  =============  ==============    =============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.7%

                 AEROSPACE & DEFENSE - 1.3%
             43  Boeing (The) Co........................................................  $         5,471
             97  Lockheed Martin Corp...................................................           15,591
             43  United Technologies Corp...............................................            4,964
                                                                                          ---------------
                                                                                                   26,026
                                                                                          ---------------
                 AIR FREIGHT & LOGISTICS - 0.4%
             86  United Parcel Service, Inc., Class B ..................................            8,829
                                                                                          ---------------
                 BANKS - 6.0%
          4,360  Bank of America Corp...................................................           67,013
            285  City National Corp.....................................................           21,591
          1,938  First Horizon National Corp............................................           22,985
            472  FirstMerit Corp........................................................            9,322
             48  JPMorgan Chase & Co....................................................            2,766
                                                                                          ---------------
                                                                                                  123,677
                                                                                          ---------------
                 BEVERAGES - 5.1%
          1,142  Coca-Cola (The) Co.....................................................           48,375
            626  PepsiCo, Inc...........................................................           55,927
                                                                                          ---------------
                                                                                                  104,302
                                                                                          ---------------
                 CAPITAL MARKETS - 0.3%
             48  Artisan Partners Asset Management, Inc.................................            2,721
            132  Morgan Stanley ........................................................            4,267
                                                                                          ---------------
                                                                                                    6,988
                                                                                          ---------------
                 CHEMICALS - 2.9%
             42  Albemarle Corp.........................................................            3,003
             43  Cytec Industries, Inc..................................................            4,533
             87  Dow Chemical Co........................................................            4,477
             44  EI du Pont de Nemours & Co.............................................            2,880
            136  Kronos Worldwide, Inc..................................................            2,131
             45  NewMarket Corp.........................................................           17,645
            288  Rockwood Holdings, Inc.................................................           21,885
             44  Scotts Miracle-Gro (The) Co., Class A .................................            2,502
                                                                                          ---------------
                                                                                                   59,056
                                                                                          ---------------
                 COMMERCIAL SERVICES & SUPPLIES - 0.5%
            130  Covanta Holding Corp...................................................            2,679
             87  KAR Auction Services, Inc..............................................            2,773
             87  Rollins, Inc...........................................................            2,610
            129  RR Donnelley & Sons Co.................................................            2,188
                                                                                          ---------------
                                                                                                   10,250
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 0.8%
            126  Cisco Systems, Inc.....................................................            3,131
            181  Polycom, Inc. (a)......................................................            2,268
            130  QUALCOMM, Inc..........................................................           10,296
                                                                                          ---------------
                                                                                                   15,695
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 CONSUMER FINANCE - 0.2%
             45  Capital One Financial Corp. ...........................................  $         3,717
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 1.4%
            643  Sonoco Products Co. ...................................................           28,247
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
          2,614  AT&T, Inc. ............................................................           92,431
             90  tw telecom, Inc. (a)...................................................            3,628
                                                                                          ---------------
                                                                                                   96,059
                                                                                          ---------------
                 ELECTRIC UTILITIES - 2.6%
             44  Cleco Corp. ...........................................................            2,594
            488  Duke Energy Corp. .....................................................           36,205
             88  Great Plains Energy, Inc. .............................................            2,365
             89  Hawaiian Electric Industries, Inc. ....................................            2,253
             43  NextEra Energy, Inc. ..................................................            4,407
            127  Southern (The) Co. ....................................................            5,763
                                                                                          ---------------
                                                                                                   53,587
                                                                                          ---------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
             90  Dolby Laboratories, Inc. (a) ..........................................            3,888
                                                                                          ---------------
                 ENERGY EQUIPMENT & SERVICES - 5.4%
             42  Schlumberger Ltd. .....................................................            4,954
          2,645  Seadrill Ltd. .........................................................          105,668
                                                                                          ---------------
                                                                                                  110,622
                                                                                          ---------------
                 FOOD & STAPLES RETAILING - 3.8%
             43  Costco Wholesale Corp. ................................................            4,952
             45  CVS Caremark Corp. ....................................................            3,391
            310  Rite Aid Corp. (a).....................................................            2,223
            668  Wal-Mart Stores, Inc. .................................................           50,147
            234  Walgreen Co. ..........................................................           17,346
                                                                                          ---------------
                                                                                                   78,059
                                                                                          ---------------
                 FOOD PRODUCTS - 2.0%
             43  Bunge Ltd. ............................................................            3,253
          1,422  Dean Foods Co. ........................................................           25,013
            350  Mondelez International, Inc. ..........................................           13,163
                                                                                          ---------------
                                                                                                   41,429
                                                                                          ---------------
                 GAS UTILITIES - 0.2%
             86  UGI Corp. .............................................................            4,343
                                                                                          ---------------
                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
             87  Abbott Laboratories ...................................................            3,558
             90  Hill-Rom Holdings, Inc. ...............................................            3,736
             45  IDEXX Laboratories, Inc. (a)...........................................            6,011
             92  Medtronic, Inc. .......................................................            5,866
                                                                                          ---------------
                                                                                                   19,171
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES - 1.6%
             93  Express Scripts Holding Co. (a)........................................  $         6,448
             88  HealthSouth Corp. .....................................................            3,157
             45  Henry Schein, Inc. (a).................................................            5,340
             45  McKesson Corp. ........................................................            8,379
             45  MEDNAX, Inc. (a).......................................................            2,617
             44  Omnicare, Inc. ........................................................            2,929
             47  UnitedHealth Group, Inc. ..............................................            3,842
                                                                                          ---------------
                                                                                                   32,712
                                                                                          ---------------
                 HOTELS, RESTAURANTS & LEISURE - 2.9%
             44  Las Vegas Sands Corp. .................................................            3,354
            225  McDonald's Corp. ......................................................           22,667
            728  Six Flags Entertainment Corp. .........................................           30,976
             46  Starbucks Corp. .......................................................            3,559
                                                                                          ---------------
                                                                                                   60,556
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 0.2%
             42  Tupperware Brands Corp. ...............................................            3,515
                                                                                          ---------------
                 HOUSEHOLD PRODUCTS - 6.5%
             44  Church & Dwight Co., Inc. .............................................            3,078
            128  Colgate-Palmolive Co. .................................................            8,727
            462  Kimberly-Clark Corp. ..................................................           51,383
            886  Procter & Gamble (The) Co. ............................................           69,631
                                                                                          ---------------
                                                                                                  132,819
                                                                                          ---------------
                 INDUSTRIAL CONGLOMERATES - 1.9%
             43  3M Co. ................................................................            6,159
          1,235  General Electric Co. ..................................................           32,456
                                                                                          ---------------
                                                                                                   38,615
                                                                                          ---------------
                 INSURANCE - 3.4%
             42  Everest Re Group Ltd. .................................................            6,740
             87  Kemper Corp. ..........................................................            3,207
            196  MBIA, Inc. (a).........................................................            2,164
            998  Mercury General Corp. .................................................           46,946
            169  Old Republic International Corp. ......................................            2,795
             43  PartnerRe Ltd. ........................................................            4,696
             87  Validus Holdings Ltd. .................................................            3,327
                                                                                          ---------------
                                                                                                   69,875
                                                                                          ---------------
                 INTERNET & CATALOG RETAIL - 3.8%
             52  Amazon.com, Inc. (a)...................................................           16,888
             45  HSN, Inc. .............................................................            2,666
             85  Liberty Interactive Corp. (a)..........................................            2,496
             46  Priceline Group (The), Inc. (a)........................................           55,338
                                                                                          ---------------
                                                                                                   77,388
                                                                                          ---------------
                 INTERNET SOFTWARE & SERVICES - 2.9%
             42  Facebook, Inc., Class A (a)............................................            2,826


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INTERNET SOFTWARE & SERVICES (CONTINUED)
             97  Google, Inc. (a).......................................................   $       55,802
                                                                                          ---------------
                                                                                                   58,628
                                                                                          ---------------
                 IT SERVICES - 4.9%
            191  Accenture PLC, Class A ................................................           15,440
             43  Amdocs Ltd. ...........................................................            1,992
            257  Booz Allen Hamilton Holding Corp. .....................................            5,459
            173  Broadridge Financial Solutions, Inc. ..................................            7,204
            286  DST Systems, Inc. .....................................................           26,360
             44  Gartner, Inc. (a)......................................................            3,103
             44  International Business Machines Corp. .................................            7,976
             44  Jack Henry & Associates, Inc. .........................................            2,615
            472  Leidos Holdings, Inc. .................................................           18,096
             44  MasterCard, Inc., Class A .............................................            3,233
             45  Visa, Inc., Class A ...................................................            9,482
                                                                                          ---------------
                                                                                                  100,960
                                                                                          ---------------
                 LEISURE PRODUCTS - 0.3%
             44  Polaris Industries, Inc. ..............................................            5,731
                                                                                          ---------------
                 MEDIA - 1.8%
             88  Cinemark Holdings, Inc. ...............................................            3,112
             43  Comcast Corp., Class A ................................................            2,308
             45  Morningstar, Inc. .....................................................            3,231
            172  Regal Entertainment Group .............................................            3,629
            505  Thomson Reuters Corp. .................................................           18,362
             44  Time Warner, Inc. .....................................................            3,091
              5  Time, Inc. (a).........................................................              121
             44  Walt Disney (The) Co. .................................................            3,773
                                                                                          ---------------
                                                                                                   37,627
                                                                                          ---------------
                 MULTI-UTILITIES - 0.3%
             44  Dominion Resources, Inc. ..............................................            3,147
             85  Vectren Corp. .........................................................            3,612
                                                                                          ---------------
                                                                                                    6,759
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 2.3%
             42  Chevron Corp. .........................................................            5,483
             42  ConocoPhillips ........................................................            3,601
            366  CVR Energy, Inc. ......................................................           17,637
             86  Exxon Mobil Corp. .....................................................            8,658
             43  Occidental Petroleum Corp. ............................................            4,413
             41  Phillips 66 ...........................................................            3,298
            478  SandRidge Energy, Inc. (a).............................................            3,418
                                                                                          ---------------
                                                                                                   46,508
                                                                                          ---------------
                 PHARMACEUTICALS - 10.6%
            180  AbbVie, Inc. ..........................................................           10,159
             45  Bristol-Myers Squibb Co. ..............................................            2,183
            438  Eli Lilly & Co. .......................................................           27,230


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 PHARMACEUTICALS (CONTINUED)
            355  Johnson & Johnson .....................................................  $        37,140
          1,454  Merck & Co., Inc. .....................................................           84,114
          1,913  Pfizer, Inc. ..........................................................           56,778
                                                                                          ---------------
                                                                                                  217,604
                                                                                          ---------------
                 REAL ESTATE INVESTMENT TRUSTS - 0.4%
             85  Highwoods Properties, Inc. ............................................            3,566
             85  LaSalle Hotel Properties ..............................................            3,000
             89  RLJ Lodging Trust .....................................................            2,571
                                                                                          ---------------
                                                                                                    9,137
                                                                                          ---------------
                 ROAD & RAIL - 0.4%
             86  Union Pacific Corp. ...................................................            8,579
                                                                                          ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
             45  Avago Technologies Ltd. ...............................................            3,243
            672  Intel Corp. ...........................................................           20,765
             87  Maxim Integrated Products, Inc. .......................................            2,941
             87  Skyworks Solutions, Inc. ..............................................            4,086
            501  Texas Instruments, Inc. ...............................................           23,943
                                                                                          ---------------
                                                                                                   54,978
                                                                                          ---------------
                 SOFTWARE - 2.4%
          1,453  Compuware Corp. .......................................................           14,516
             44  FactSet Research Systems, Inc. ........................................            5,292
            562  Microsoft Corp. .......................................................           23,435
             87  Oracle Corp. ..........................................................            3,526
            132  Rovi Corp. (a).........................................................            3,163
                                                                                          ---------------
                                                                                                   49,932
                                                                                          ---------------
                 SPECIALTY RETAIL - 2.3%
            133  Chico's FAS, Inc. .....................................................            2,256
             91  DSW, Inc., Class A ....................................................            2,542
             45  Foot Locker, Inc. .....................................................            2,282
             89  Guess?, Inc. ..........................................................            2,403
            230  Home Depot (The), Inc. ................................................           18,621
             45  Lowe's Cos., Inc. .....................................................            2,160
             46  Signet Jewelers Ltd. ..................................................            5,087
            177  TJX (The) Cos., Inc. ..................................................            9,407
             47  Williams-Sonoma, Inc. .................................................            3,374
                                                                                          ---------------
                                                                                                   48,132
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.4%
            322  Apple, Inc. ...........................................................           29,924
            132  Diebold, Inc. .........................................................            5,302
             90  Hewlett-Packard Co. ...................................................            3,031
            241  Lexmark International, Inc., Class A ..................................           11,607
                                                                                          ---------------
                                                                                                   49,864
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 TEXTILES, APPAREL & LUXURY GOODS - 0.2%
             44  NIKE, Inc., Class B ...................................................  $         3,412
                                                                                          ---------------
                 TOBACCO - 7.6%
          2,372  Altria Group, Inc. ....................................................           99,482
            660  Philip Morris International, Inc. .....................................           55,644
                                                                                          ---------------
                                                                                                  155,126
                                                                                          ---------------
                 WIRELESS TELECOMMUNICATION SERVICES - 0.2%
             86  United States Cellular Corp. (a) ......................................            3,509
                                                                                          ---------------
                 TOTAL INVESTMENTS - 100.7% ............................................        2,065,911
                 (Cost $1,994,651) (b)                                                    ---------------

   NUMBER OF
   CONTRACTS                                   DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
CALL OPTIONS WRITTEN - (1.1%)
                 S&P 500 Index Calls
              2  @ $1,920.00 due July 2014 .............................................           (9,160)
              2  @  1,950.00 due August 2014 ...........................................           (6,300)
              2  @  1,960.00 due September 2014 ........................................           (7,216)
                                                                                          ---------------
                 TOTAL CALL OPTIONS WRITTEN ............................................          (22,676)
                 (Premiums received $14,318)                                              ---------------

                 NET OTHER ASSETS AND LIABILITIES - 0.4% ...............................            8,850
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $     2,052,085
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $91,513 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,253.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                ASSETS TABLE

                                                                                   LEVEL 2         LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS         INPUTS
------------------------------------------------   ------------  -------------  --------------  -------------
Common Stocks*..................................   $  2,065,911  $   2,065,911  $           --  $          --
                                                   ============  =============  ==============  =============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


                                              LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                      TOTAL         LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE     UNOBSERVABLE
                                                    6/30/2014       PRICES          INPUTS          INPUTS
                                                   ------------  -------------  --------------  -------------
Call Options Written............................   $    (22,676) $     (22,676) $           --  $          --
                                                   ============  =============  ==============  =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.6%

                 AEROSPACE & DEFENSE - 1.3%
             43  Boeing (The) Co. ...................................................     $         5,471
             96  Lockheed Martin Corp. ..............................................              15,430
             42  United Technologies Corp. ..........................................               4,849
                                                                                          ---------------
                                                                                                   25,750
                                                                                          ---------------
                 AIR FREIGHT & LOGISTICS - 0.4%
             85  United Parcel Service, Inc., Class B ...............................               8,726
                                                                                          ---------------
                 BANKS - 6.0%
          4,348  Bank of America Corp. ..............................................              66,829
            284  City National Corp. ................................................              21,516
          1,933  First Horizon National Corp. .......................................              22,925
            466  FirstMerit Corp. ...................................................               9,204
             47  JPMorgan Chase & Co. ...............................................               2,708
                                                                                          ---------------
                                                                                                  123,182
                                                                                          ---------------
                 BEVERAGES - 5.1%
          1,139  Coca-Cola (The) Co. ................................................              48,248
            624  PepsiCo, Inc. ......................................................              55,748
                                                                                          ---------------
                                                                                                  103,996
                                                                                          ---------------
                 CAPITAL MARKETS - 0.3%
             47  Artisan Partners Asset Management, Inc. ............................               2,664
            130  Morgan Stanley .....................................................               4,203
                                                                                          ---------------
                                                                                                    6,867
                                                                                          ---------------
                 CHEMICALS - 2.9%
             42  Albemarle Corp. ....................................................               3,003
             43  Cytec Industries, Inc. .............................................               4,533
             86  Dow Chemical Co. ...................................................               4,425
             43  EI du Pont de Nemours & Co. ........................................               2,814
            134  Kronos Worldwide, Inc. .............................................               2,100
             45  NewMarket Corp. ....................................................              17,645
            287  Rockwood Holdings, Inc. ............................................              21,809
             44  Scotts Miracle-Gro (The) Co., Class A ..............................               2,502
                                                                                          ---------------
                                                                                                   58,831
                                                                                          ---------------
                 COMMERCIAL SERVICES & SUPPLIES - 0.5%
            129  Covanta Holding Corp. ..............................................               2,658
             86  KAR Auction Services, Inc. .........................................               2,741
             86  Rollins, Inc. ......................................................               2,580
            127  RR Donnelley & Sons Co. ............................................               2,154
                                                                                          ---------------
                                                                                                   10,133
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 0.8%
            124  Cisco Systems, Inc. ................................................               3,081
            178  Polycom, Inc. (a)...................................................               2,230
            128  QUALCOMM, Inc. .....................................................              10,138
                                                                                          ---------------
                                                                                                   15,449
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 CONSUMER FINANCE - 0.2%
             45  Capital One Financial Corp. ........................................     $         3,717
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 1.4%
            641  Sonoco Products Co. ................................................              28,159
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
          2,606  AT&T, Inc. .........................................................              92,148
             89  tw telecom, Inc. (a)................................................               3,588
                                                                                          ---------------
                                                                                                   95,736
                                                                                          ---------------
                 ELECTRIC UTILITIES - 2.6%
             43  Cleco Corp. ........................................................               2,535
            486  Duke Energy Corp. ..................................................              36,056
             87  Great Plains Energy, Inc. ..........................................               2,338
             88  Hawaiian Electric Industries, Inc. .................................               2,228
             43  NextEra Energy, Inc. ...............................................               4,407
            125  Southern (The) Co. .................................................               5,672
                                                                                          ---------------
                                                                                                   53,236
                                                                                          ---------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
             89  Dolby Laboratories, Inc. (a) .......................................               3,845
                                                                                          ________________

                 ENERGY EQUIPMENT & SERVICES - 5.4%
             42  Schlumberger Ltd. ..................................................               4,954
          2,637  Seadrill Ltd. ......................................................             105,348
                                                                                          ---------------
                                                                                                  110,302
                                                                                          ---------------
                 FOOD & STAPLES RETAILING - 3.8%
             43  Costco Wholesale Corp. .............................................               4,952
             44  CVS Caremark Corp. .................................................               3,316
            306  Rite Aid Corp. (a)..................................................               2,194
            666  Wal-Mart Stores, Inc. ..............................................              49,997
            233  Walgreen Co. .......................................................              17,272
                                                                                          ---------------
                                                                                                   77,731
                                                                                          ---------------
                 FOOD PRODUCTS - 2.0%
             43  Bunge Ltd. .........................................................               3,253
          1,418  Dean Foods Co. .....................................................              24,943
            345  Mondelez International, Inc. .......................................              12,975
                                                                                          ---------------
                                                                                                   41,171
                                                                                          ---------------
                 GAS UTILITIES - 0.2%
             85  UGI Corp. ..........................................................               4,292
                                                                                          ---------------
                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
             86  Abbott Laboratories ................................................               3,518
             89  Hill-Rom Holdings, Inc. ............................................               3,694
             44  IDEXX Laboratories, Inc. (a)........................................               5,877
             91  Medtronic, Inc. ....................................................               5,802
                                                                                          ---------------
                                                                                                   18,891
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES - 1.6%
             92  Express Scripts Holding Co. (a).....................................     $         6,378
             87  HealthSouth Corp. ..................................................               3,121
             45  Henry Schein, Inc. (a)..............................................               5,340
             45  McKesson Corp. .....................................................               8,380
             44  MEDNAX, Inc. (a)....................................................               2,559
             44  Omnicare, Inc. .....................................................               2,929
             47  UnitedHealth Group, Inc. ...........................................               3,842
                                                                                          ---------------
                                                                                                   32,549
                                                                                          ---------------
                 HOTELS, RESTAURANTS & LEISURE - 3.0%
             43  Las Vegas Sands Corp. ..............................................               3,277
            225  McDonald's Corp. ...................................................              22,667
            725  Six Flags Entertainment Corp. ......................................              30,849
             45  Starbucks Corp. ....................................................               3,482
                                                                                          ---------------
                                                                                                   60,275
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 0.2%
             41  Tupperware Brands Corp. ............................................               3,432
                                                                                          ---------------
                 HOUSEHOLD PRODUCTS - 6.5%
             43  Church & Dwight Co., Inc. ..........................................               3,008
            126  Colgate-Palmolive Co. ..............................................               8,591
            461  Kimberly-Clark Corp. ...............................................              51,272
            884  Procter & Gamble (The) Co. .........................................              69,474
                                                                                          ---------------
                                                                                                  132,345
                                                                                          ---------------
                 INDUSTRIAL CONGLOMERATES - 1.9%
             42  3M Co. .............................................................               6,016
          1,231  General Electric Co. ...............................................              32,351
                                                                                          ---------------
                                                                                                   38,367
                                                                                          ---------------
                 INSURANCE - 3.4%
             41  Everest Re Group Ltd. ..............................................               6,580
             86  Kemper Corp. .......................................................               3,170
            193  MBIA, Inc. (a)......................................................               2,131
            995  Mercury General Corp. ..............................................              46,805
            167  Old Republic International Corp. ...................................               2,762
             43  PartnerRe Ltd. .....................................................               4,696
             86  Validus Holdings Ltd. ..............................................               3,288
                                                                                          ---------------
                                                                                                   69,432
                                                                                          ---------------
                 INTERNET & CATALOG RETAIL - 3.7%
             52  Amazon.com, Inc. (a)................................................              16,888
             44  HSN, Inc. ..........................................................               2,607
             84  Liberty Interactive Corp. (a).......................................               2,466
             45  Priceline Group (The), Inc. (a).....................................              54,135
                                                                                          ---------------
                                                                                                   76,096
                                                                                          ---------------
                 INTERNET SOFTWARE & SERVICES - 2.8%
             42  Facebook, Inc., Class A (a).........................................               2,826


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INTERNET SOFTWARE & SERVICES (CONTINUED)
             96  Google, Inc. (a)....................................................     $        55,227
                                                                                          ---------------
                                                                                                   58,053
                                                                                          ---------------
                 IT SERVICES - 4.9%
            190  Accenture PLC, Class A .............................................              15,360
             43  Amdocs Ltd. ........................................................               1,992
            253  Booz Allen Hamilton Holding Corp. ..................................               5,374
            170  Broadridge Financial Solutions, Inc. ...............................               7,079
            285  DST Systems, Inc. ..................................................              26,268
             43  Gartner, Inc. (a)...................................................               3,032
             43  International Business Machines Corp. ..............................               7,795
             44  Jack Henry & Associates, Inc. ......................................               2,615
            471  Leidos Holdings, Inc. ..............................................              18,058
             43  MasterCard, Inc., Class A ..........................................               3,159
             44  Visa, Inc., Class A ................................................               9,271
                                                                                          ---------------
                                                                                                  100,003
                                                                                          ---------------
                 LEISURE PRODUCTS - 0.3%
             43  Polaris Industries, Inc. ...........................................               5,600
                                                                                          ---------------
                 MEDIA - 1.8%
             87  Cinemark Holdings, Inc. ............................................               3,076
             43  Comcast Corp., Class A .............................................               2,308
             44  Morningstar, Inc. ..................................................               3,160
            170  Regal Entertainment Group ..........................................               3,587
            503  Thomson Reuters Corp. ..............................................              18,289
             43  Time Warner, Inc. ..................................................               3,021
              5  Time, Inc. (a)......................................................                 121
             44  Walt Disney (The) Co. ..............................................               3,773
                                                                                          ---------------
                                                                                                   37,335
                                                                                          ---------------
                 MULTI-UTILITIES - 0.3%
             43  Dominion Resources, Inc. ...........................................               3,075
             84  Vectren Corp. ......................................................               3,570
                                                                                          ---------------
                                                                                                    6,645
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 2.3%
             42  Chevron Corp. ......................................................               5,483
             41  ConocoPhillips .....................................................               3,515
            364  CVR Energy, Inc. ...................................................              17,541
             85  Exxon Mobil Corp. ..................................................               8,558
             43  Occidental Petroleum Corp. .........................................               4,413
             41  Phillips 66 ........................................................               3,297
            471  SandRidge Energy, Inc. (a)..........................................               3,368
                                                                                          ---------------
                                                                                                   46,175
                                                                                          ---------------
                 PHARMACEUTICALS - 10.6%
            178  AbbVie, Inc. .......................................................              10,046
             44  Bristol-Myers Squibb Co. ...........................................               2,134
            437  Eli Lilly & Co. ....................................................              27,168


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 PHARMACEUTICALS (CONTINUED)
            354  Johnson & Johnson ..................................................      $       37,036
          1,450  Merck & Co., Inc. ..................................................              83,883
          1,907  Pfizer, Inc. .......................................................              56,600
                                                                                          ---------------
                                                                                                  216,867
                                                                                          ---------------
                 REAL ESTATE INVESTMENT TRUSTS - 0.4%
             84  Highwoods Properties, Inc. .........................................               3,524
             84  LaSalle Hotel Properties ...........................................               2,964
             87  RLJ Lodging Trust ..................................................               2,514
                                                                                          ---------------
                                                                                                    9,002
                                                                                          ---------------
                 ROAD & RAIL - 0.4%
             84  Union Pacific Corp. ................................................               8,379
                                                                                          ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
             44  Avago Technologies Ltd. ............................................               3,171
            670  Intel Corp. ........................................................              20,703
             86  Maxim Integrated Products, Inc. ....................................               2,908
             86  Skyworks Solutions, Inc. ...........................................               4,039
            499  Texas Instruments, Inc. ............................................              23,847
                                                                                          ---------------
                                                                                                   54,668
                                                                                          ---------------
                 SOFTWARE - 2.4%
          1,448  Compuware Corp. ....................................................              14,465
             44  FactSet Research Systems, Inc. .....................................               5,292
            560  Microsoft Corp. ....................................................              23,352
             86  Oracle Corp. .......................................................               3,486
            130  Rovi Corp. (a)......................................................               3,115
                                                                                          ---------------
                                                                                                   49,710
                                                                                          ---------------
                 SPECIALTY RETAIL - 2.3%
            131  Chico's FAS, Inc. ..................................................               2,222
             90  DSW, Inc., Class A .................................................               2,515
             44  Foot Locker, Inc. ..................................................               2,232
             88  Guess?, Inc. .......................................................               2,376
            229  Home Depot (The), Inc. .............................................              18,540
             45  Lowe's Cos., Inc. ..................................................               2,159
             46  Signet Jewelers Ltd. ...............................................               5,087
            175  TJX (The) Cos., Inc. ...............................................               9,301
             46  Williams-Sonoma, Inc. ..............................................               3,302
                                                                                          ---------------
                                                                                                   47,734
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.4%
            322  Apple, Inc. ........................................................              29,923
            130  Diebold, Inc. ......................................................               5,222
             88  Hewlett-Packard Co. ................................................               2,964
            238  Lexmark International, Inc., Class A ...............................              11,462
                                                                                          ---------------
                                                                                                   49,571
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 TEXTILES, APPAREL & LUXURY GOODS - 0.2%
             43  NIKE, Inc., Class B ................................................     $         3,335
                                                                                          ---------------
                 TOBACCO - 7.6%
          2,365  Altria Group, Inc. .................................................              99,188
            658  Philip Morris International, Inc. ..................................              55,476
                                                                                          ---------------
                                                                                                  154,664
                                                                                          ---------------
                 WIRELESS TELECOMMUNICATION SERVICES - 0.2%
             85  United States Cellular Corp. (a)....................................               3,468
                                                                                          ---------------
                 TOTAL COMMON STOCKS ................................................           2,053,719
                 (Cost $1,982,790)                                                        ---------------

   NUMBER OF
   CONTRACTS                                   DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
PUT OPTIONS PURCHASED - 0.3%
                 S&P 500 Index Calls
              1  @ $1,750.00 due September 2014 ........................................              630
              2  @  1,850.00 due September 2014 ........................................            2,900
              1  @  1,825.00 due December 2014 .........................................            3,210
                                                                                          ---------------
                 TOTAL PUT OPTIONS PURCHASED ........................................               6,740
                 (Cost $9,392)                                                            ---------------

                 TOTAL INVESTMENTS - 100.9% .........................................           2,060,459
                 (Cost $1,992,182) (b)                                                    ---------------

CALL OPTIONS WRITTEN - (1.1%)
                 S&P 500 Index Calls
              2  @ $1,920.00 due July 2014 .............................................           (9,160)
              2  @  1,950.00 due August 2014 ...........................................           (6,300)
              2  @  1,960.00 due September 2014 ........................................           (7,216)
                                                                                          ---------------
                 TOTAL CALL OPTIONS WRITTEN .........................................             (22,676)
                 (Premiums received $14,318)                                              ---------------

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ............................               3,833
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $     2,041,616
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,942 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,665.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                ASSETS TABLE

                                                                                   LEVEL 2         LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS         INPUTS
------------------------------------------------   ------------  -------------  --------------  -------------
Common Stocks*..................................   $  2,053,719  $   2,053,719  $           --  $          --
Put Options Purchased...........................          6,740          6,740              --             --
                                                   ------------  -------------  --------------  -------------
Total Investments...............................   $  2,060,459  $   2,060,459  $           --  $          --
                                                   ============  =============  ==============  =============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   6/30/2014        PRICES          INPUTS          INPUTS
                                                   ------------  -------------  --------------  -------------
Call Options Written............................   $    (22,676) $     (22,676) $           --  $          --
                                                   ============  =============  ==============  =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                 AEROSPACE & DEFENSE - 5.9%
          1,339  Honeywell International, Inc. .........................................  $       124,460
          1,031  Northrop Grumman Corp. ................................................          123,339
          1,316  Raytheon Co. ..........................................................          121,401
                                                                                          ---------------
                                                                                                  369,200
                                                                                          ---------------
                 BIOTECHNOLOGY - 2.0%
          1,054  Amgen, Inc. ...........................................................          124,762
                                                                                          ---------------
                 CAPITAL MARKETS - 6.1%
          1,065  Ameriprise Financial, Inc. ............................................          127,800
            400  BlackRock, Inc. .......................................................          127,840
            744  Goldman Sachs Group, Inc. .............................................          124,575
                                                                                          ---------------
                                                                                                  380,215
                                                                                          ---------------
                 CHEMICALS - 2.0%
            519  CF Industries Holdings, Inc. ..........................................          124,835
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 4.0%
          5,122  Cisco Systems, Inc. ...................................................          127,281
          1,594  QUALCOMM, Inc. ........................................................          126,245
                                                                                          ---------------
                                                                                                  253,526
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
          2,572  Verizon Communications, Inc. ..........................................          125,848
                                                                                          ---------------
                 ENERGY EQUIPMENT & SERVICES - 6.3%
          1,079  Helmerich & Payne, Inc. ...............................................          125,283
          1,600  National Oilwell Varco, Inc. ..........................................          131,760
          1,161  Schlumberger Ltd. .....................................................          136,940
                                                                                          ---------------
                                                                                                  393,983
                                                                                          ---------------
                 FOOD & STAPLES RETAILING - 2.0%
          3,738  Safeway, Inc. .........................................................          128,363
                                                                                          ---------------
                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
          1,977  Medtronic, Inc. .......................................................          126,054
                                                                                          ---------------
                 HEALTH CARE PROVIDERS & SERVICES - 6.1%
          1,005  Humana, Inc. ..........................................................          128,359
          1,564  UnitedHealth Group, Inc. ..............................................          127,857
          1,171  WellPoint, Inc. .......................................................          126,011
                                                                                          ---------------
                                                                                                  382,227
                                                                                          ---------------
                 INSURANCE - 22.0%
          1,205  ACE Ltd. ..............................................................          124,959
          2,011  Aflac, Inc. ...........................................................          125,185
          2,127  American Financial Group, Inc. ........................................          126,684
          4,788  Assured Guaranty Ltd. .................................................          117,306
          1,352  Chubb Corp. ...........................................................          124,614
          1,168  PartnerRe Ltd. ........................................................          127,557
          2,510  Principal Financial Group, Inc. .......................................          126,705
          2,829  ProAssurance Corp. ....................................................          125,608


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INSURANCE (CONTINUED)
          1,335  Travelers Cos., Inc. ..................................................  $       125,583
          3,569  Unum Group ............................................................          124,058
          3,422  Validus Holdings Ltd. .................................................          130,857
                                                                                          ---------------
                                                                                                1,379,116
                                                                                          ---------------
                 IT SERVICES - 4.1%
          1,532  Accenture PLC, Class A ................................................          123,847
          7,672  Western Union Co. .....................................................          133,032
                                                                                          ---------------
                                                                                                  256,879
                                                                                          ---------------
                 MACHINERY - 2.0%
            801  Cummins, Inc. .........................................................          123,586
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 11.2%
            965  Chevron Corp. .........................................................          125,981
          2,554  HollyFrontier Corp. ...................................................          111,584
          1,411  Marathon Petroleum Corp. ..............................................          110,157
          1,932  Murphy Oil Corp. ......................................................          128,439
          1,478  Phillips 66 ...........................................................          118,876
          2,221  Valero Energy Corp. ...................................................          111,272
                                                                                          ---------------
                                                                                                  706,309
                                                                                          ---------------
                 PHARMACEUTICALS - 4.0%
          1,209  Johnson & Johnson .....................................................          126,486
          1,348  Questcor Pharmaceuticals, Inc. ........................................          124,676
                                                                                          ---------------
                                                                                                  251,162
                                                                                          ---------------
                 SOFTWARE - 8.2%
          4,401  CA, Inc. ..............................................................          126,485
          3,039  Microsoft Corp. .......................................................          126,726
          3,162  Oracle Corp. ..........................................................          128,156
          5,793  Symantec Corp. ........................................................          132,660
                                                                                          ---------------
                                                                                                  514,027
                                                                                          ---------------
                 SPECIALTY RETAIL - 2.0%
          3,154  GameStop Corp. ........................................................          127,642
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.1%
          1,380  Apple, Inc. ...........................................................          128,243
          4,826  EMC Corp. .............................................................          127,117
          2,241  Seagate Technology PLC ................................................          127,334
                                                                                          ---------------
                                                                                                  382,694
                                                                                          ---------------
                 TEXTILES, APPAREL & LUXURY GOODS - 2.0%
          3,674  Coach, Inc. ...........................................................          125,614
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


                 TOTAL INVESTMENTS - 100.0% ............................................  $     6,276,042
                 (Cost $6,104,457) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% ...............................              825
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $     6,276,867
                                                                                          ===============

---------------------------------------------------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $310,760 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $139,175.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2         LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS         INPUTS
------------------------------------------------   ------------  -------------  --------------  -------------
Common Stocks*..................................   $  6,276,042  $   6,276,042  $           --  $          --
                                                   ============  =============  ==============  =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.9%

                 CAPITAL MARKETS - 99.9%
      1,868,843  First Trust Consumer Discretionary AlphaDEX(R) Fund ...................  $    62,139,030
      1,621,513  First Trust Consumer Staples AlphaDEX(R) Fund .........................       64,552,432
      1,107,101  First Trust Dow Jones Internet Index Fund (a)..........................       65,961,078
      1,261,357  First Trust Health Care AlphaDEX(R) Fund (a) ..........................       67,192,487
        878,975  First Trust NYSE Arca Biotechnology Index Fund (a).....................       72,366,012
                                                                                          ---------------
                 TOTAL INVESTMENTS - 99.9%..............................................      332,211,039
                 (Cost $319,680,638) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ...............................          361,080
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $   332,572,119
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,530,401 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                   LEVEL 2         LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS         INPUTS
------------------------------------------------   ------------  -------------  --------------  -------------
Exchange-Traded Funds*..........................   $332,211,039  $ 332,211,039  $           --  $          --
                                                   ============  =============  ==============  =============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


     SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                 BANKS - 9.8%
          6,834  1st Source Corp. ......................................................   $      209,257
         12,089  Associated Banc-Corp. .................................................          218,569
          6,817  Chemical Financial Corp. ..............................................          191,421
         23,857  First Commonwealth Financial Corp. ....................................          219,961
         12,132  First Financial Bancorp ...............................................          208,792
          6,557  First Financial Corp. .................................................          211,070
         10,024  First Merchants Corp. .................................................          211,907
         12,991  First Midwest Bancorp, Inc. ...........................................          221,237
         10,502  FirstMerit Corp. ......................................................          207,414
         16,191  FNB Corp. .............................................................          207,569
         16,961  Fulton Financial Corp. ................................................          210,147
         21,867  Huntington Bancshares, Inc. ...........................................          208,611
          5,492  Lakeland Financial Corp. ..............................................          209,575
          7,073  MB Financial, Inc. ....................................................          191,325
         19,817  National Penn Bancshares, Inc. ........................................          209,664
         14,614  Old National Bancorp ..................................................          208,688
          2,805  Park National Corp. ...................................................          216,546
          7,396  PrivateBancorp, Inc. ..................................................          214,928
          9,063  S&T Bancorp, Inc. .....................................................          225,215
          4,525  Wintrust Financial Corp. ..............................................          208,150
                                                                                          ---------------
                                                                                                4,210,046
                                                                                          ---------------
                 COMMERCIAL SERVICES & SUPPLIES - 3.4%
         69,975  Covanta Holding Corp. .................................................        1,442,185
                                                                                          ---------------
                 CONSTRUCTION & ENGINEERING - 37.1%
         38,911  Argan, Inc. ...........................................................        1,450,991
         85,046  Comfort Systems USA, Inc. .............................................        1,343,727
         39,991  Dycom Industries, Inc. (a).............................................        1,252,118
         27,947  EMCOR Group, Inc. .....................................................        1,244,480
         33,419  Granite Construction, Inc. ............................................        1,202,416
         48,634  Layne Christensen Co. (a)..............................................          646,832
         30,159  MasTec, Inc. (a).......................................................          929,500
         51,049  MYR Group, Inc. (a)....................................................        1,293,071
         36,577  Northwest Pipe Co. (a).................................................        1,475,150
        124,626  Pike Corp. (a).........................................................        1,116,649
         46,122  Primoris Services Corp. ...............................................        1,330,159
         35,179  Quanta Services, Inc. (a)..............................................        1,216,490
         42,234  Tutor Perini Corp. (a).................................................        1,340,507
                                                                                          ---------------
                                                                                               15,842,090
                                                                                          ---------------
                 ELECTRICAL EQUIPMENT - 20.4%
         10,057  Acuity Brands, Inc. ...................................................        1,390,380
         28,796  AZZ, Inc. .............................................................        1,326,920
         36,707  Babcock & Wilcox (The) Co. ............................................        1,191,509
         26,888  Encore Wire Corp. .....................................................        1,318,588
         11,649  Generac Holdings, Inc. (a).............................................          567,772
         47,003  Global Power Equipment Group, Inc. ....................................          759,568
         10,858  Hubbell, Inc., Class B ................................................        1,337,163
          6,931  Power Solutions International, Inc. (a)................................          498,824


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS(CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 ELECTRICAL EQUIPMENT (CONTINUED)
         31,940  PowerSecure International, Inc. (a)....................................  $       311,096
                                                                                          ---------------
                                                                                                8,701,820
                                                                                          ---------------
                 MACHINERY - 29.3%
          8,152  American Railcar Industries, Inc. .....................................          552,461
         51,049  FreightCar America, Inc. ..............................................        1,278,267
         77,512  Global Brass & Copper Holdings, Inc. ..................................        1,309,953
         22,549  LB Foster Co., Class A ................................................        1,220,352
         42,655  Mueller Industries, Inc. ..............................................        1,254,484
        135,499  Mueller Water Products, Inc., Class A .................................        1,170,711
         20,664  RBC Bearings, Inc. ....................................................        1,323,529
         39,395  TriMas Corp. (a).......................................................        1,502,131
         35,134  Trinity Industries, Inc. ..............................................        1,536,058
         95,874  Wabash National Corp. (a)..............................................        1,366,205
                                                                                          ---------------
                                                                                               12,514,151
                                                                                          ---------------
                 TOTAL INVESTMENTS - 100.0% ............................................       42,710,292
                 (Cost $42,472,717) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% ...............................           14,195
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $    42,724,487
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,814,473 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,576,898.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                   LEVEL 2           LEVEL 3
INVESTMENTS                                           TOTAL         LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                    6/30/2014       PRICES          INPUTS           INPUTS
------------------------------------------------   ------------  -------------  --------------    -------------
Common Stocks*..................................   $ 42,710,292  $  42,710,292  $           --    $          --
                                                   ============  =============  ==============    =============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 85.9%

                 AEROSPACE & DEFENSE - 2.0%
            511  Lockheed Martin Corp. .................................................  $        82,133
                                                                                          ---------------
                 BANKS - 12.0%
          1,169  Bank of Montreal ......................................................           86,027
          1,896  City Holding Co. ......................................................           85,547
          8,935  First Niagara Financial Group, Inc. ...................................           78,092
          1,687  Tompkins Financial Corp. ..............................................           81,280
          2,705  United Bankshares, Inc. ...............................................           87,453
          2,259  Washington Trust Bancorp, Inc. ........................................           83,063
                                                                                          ---------------
                                                                                                  501,462
                                                                                          ---------------
                 BEVERAGES - 2.0%
            956  PepsiCo, Inc. .........................................................           85,409
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 2.0%
          1,928  Sonoco Products Co. ...................................................           84,697
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
          2,308  TELUS Corp. ...........................................................           85,950
                                                                                          ---------------
                 ELECTRIC UTILITIES - 15.2%
          1,568  ALLETE, Inc. ..........................................................           80,517
          1,535  American Electric Power Co., Inc. .....................................           85,607
          3,283  Empire District Electric Co. ..........................................           84,308
          3,245  Hawaiian Electric Industries, Inc. ....................................           82,163
          1,119  Northeast Utilities ...................................................           52,895
          2,155  UIL Holdings Corp. ....................................................           83,420
          2,253  Westar Energy, Inc. ...................................................           86,042
          2,556  Xcel Energy, Inc. .....................................................           82,380
                                                                                          ---------------
                                                                                                  637,332
                                                                                          ---------------
                 ELECTRICAL EQUIPMENT - 1.7%
          3,151  ABB Ltd., ADR .........................................................           72,536
                                                                                          ---------------
                 ENERGY EQUIPMENT & SERVICES - 2.1%
          1,581  Ensco PLC, Class A ....................................................           87,856
                                                                                          ---------------
                 FOOD PRODUCTS - 2.0%
          1,567  General Mills, Inc. ...................................................           82,330
                                                                                          ---------------
                 GAS UTILITIES - 4.1%
          1,557  AGL Resources, Inc. ...................................................           85,682
          1,801  Northwest Natural Gas Co. .............................................           84,917
                                                                                          ---------------
                                                                                                  170,599
                                                                                          ---------------
                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
          3,811  Meridian Bioscience, Inc. .............................................           78,659
                                                                                          ---------------
                 HEALTH CARE TECHNOLOGY - 2.0%
          1,295  Computer Programs & Systems, Inc. .....................................           82,362
                                                                                          ---------------
                 HOTELS, RESTAURANTS & LEISURE - 3.9%
            848  Cracker Barrel Old Country Store, Inc. ................................           84,435


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
            796  McDonald's Corp. ......................................................  $        80,189
                                                                                          ---------------
                                                                                                  164,624
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 2.1%
          1,449  Garmin Ltd. ...........................................................           88,244
                                                                                          ---------------
                 HOUSEHOLD PRODUCTS - 1.9%
            727  Kimberly-Clark Corp. ..................................................           80,857
                                                                                          ---------------
                 INTERNET & CATALOG RETAIL - 2.0%
          6,231  PetMed Express, Inc. ..................................................           83,994
                                                                                          ---------------
                 IT SERVICES - 2.0%
          1,975  Paychex, Inc. .........................................................           82,081
                                                                                          ---------------
                 LEISURE PRODUCTS - 2.0%
          2,088  Mattel, Inc. ..........................................................           81,369
                                                                                          ---------------
                 METALS & MINING - 2.2%
            944  Compass Minerals International, Inc. ..................................           90,379
                                                                                          ---------------
                 MULTI-UTILITIES - 4.0%
          2,583  Avista Corp. ..........................................................           86,582
          1,521  SCANA Corp. ...........................................................           81,845
                                                                                          ---------------
                                                                                                  168,427
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 6.2%
            847  Occidental Petroleum Corp. ............................................           86,928
          2,096  Pembina Pipeline Corp. ................................................           90,128
          1,732  TransCanada Corp. .....................................................           82,651
                                                                                          ---------------
                                                                                                  259,707
                                                                                          ---------------
                 PHARMACEUTICALS - 2.6%
            592  Bristol-Myers Squibb Co. ..............................................           28,718
          2,687  Pfizer, Inc. ..........................................................           79,750
                                                                                          ---------------
                                                                                                  108,468
                                                                                          ---------------
                 SOFTWARE - 3.9%
          2,683  CA, Inc. ..............................................................           77,110
          2,020  Microsoft Corp. .......................................................           84,234
                                                                                          ---------------
                                                                                                  161,344
                                                                                          ---------------
                 THRIFTS & MORTGAGE FINANCE - 1.9%
         11,881  TrustCo Bank Corp. NY .................................................           79,365
                                                                                          ---------------
                 TOBACCO - 2.1%
          1,475  Reynolds American, Inc. ...............................................           89,016
                                                                                          ---------------
                 TOTAL COMMON STOCKS ...................................................        3,589,200
                 (Cost $3,524,936)                                                        ---------------

REAL ESTATE INVESTMENT TRUSTS - 13.9%
          2,504  Corrections Corp. of America ..........................................           82,256


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

          1,353  National Health Investors, Inc. .......................................  $        84,644
          4,624  Piedmont Office Realty Trust, Inc., Class A ...........................           87,578
          2,280  Rayonier, Inc. ........................................................           81,054
          3,512  Senior Housing Properties Trust .......................................           85,306
          1,079  Sovran Self Storage, Inc. .............................................           83,353
          1,217  Ventas, Inc. ..........................................................           78,010
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ...................................          582,201
                 (Cost $568,369)                                                          ---------------

                 TOTAL INVESTMENTS - 99.8% .............................................        4,171,401
                 (Cost $4,093,305) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ...............................            9,882
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $     4,181,283
                                                                                          ===============

---------------------------------------------------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $108,120 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,024.

      ADR   American Depositary Receipt

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                   LEVEL 2           LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                    VALUE AT        QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                         6/30/2014       PRICES          INPUTS           INPUTS
------------------------------------------------   ------------  -------------  --------------    -------------
Common Stocks*..................................   $  3,589,200  $   3,589,200  $           --    $          --
Real Estate Investment Trusts...................        582,201        582,201              --               --
                                                   ------------  -------------  --------------    -------------
Total Investments...............................   $  4,171,401  $   4,171,401  $           --    $          --
                                                   ============  =============  ==============    =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds (each a "Fund" and collectively, the "Funds"):

   First Trust NASDAQ Technology Dividend Index Fund - (The NASDAQ(R) Stock
      Market LLC ("NASDAQ") ticker "TDIV")
   Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (NASDAQ ticker
      "YDIV")
   First Trust High Income ETF - (NASDAQ ticker "FTHI")
   First Trust Low Beta Income ETF  - (NASDAQ ticker "FTLB")
   First Trust NASDAQ Rising Dividend Achievers ETF - (NASDAQ ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (NASDAQ ticker "FV")
   First Trust RBA American Industrial Renaissance(TM) ETF  -  (NASDAQ ticker
      "AIRR")
   First Trust RBA Quality Income ETF - (NASDAQ ticker "QINC")


                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

    Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

    Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)  the type of security;
      2)  the size of the holding;
      3)  the initial cost of the security;

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2014 (UNAUDITED)


      4)  transactions in comparable securities;
      5)  price quotes from dealers and/or pricing services;
      6)  relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)  an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  o     Quoted prices for similar investments in active markets.

                  o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2014, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index to hedge against changes in the value of equities. These two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by First Trust Advisors L.P. ("First Trust" or the "Advisor"), consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2014 (UNAUDITED)


The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded put options on the S&P 500(R) Index. The purchase of put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a put option, the premium paid represents the cost of the put option.

If FTLB elects to exercise a put option on the S&P 500(R) Index, settlement does not occur by the delivery of the securities comprising the S&P 500(R) Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

Written option activity for FTHI for the fiscal year-to-date period ended June 30, 2014 was as follows:


                                                  NUMBER
                                                    OF
WRITTEN OPTIONS                                 CONTRACTS          PREMIUMS
----------------------------------------------------------------------------
Options outstanding at beginning of period...           --         $      --
Options Written..............................           29            44,424
Options Expired..............................           (2)             (359)
Options Exercised............................           (2)             (254)
Options Closed...............................          (19)          (29,493)
                                                ----------         ---------
Options outstanding at June 30, 2014.........            6         $  14,318
                                                ==========         =========

Written option activity for FTLB for the fiscal year-to-date period ended June 30, 2014 was as follows:


                                                  NUMBER
                                                    OF
WRITTEN OPTIONS                                 CONTRACTS          PREMIUMS
----------------------------------------------------------------------------
Options outstanding at beginning of period...           --         $      --
Options Written..............................           29            44,404
Options Expired..............................           (2)             (359)
Options Exercised............................           (2)             (254)
Options Closed...............................          (19)          (29,473)
                                                ----------         ---------
Options outstanding at June 30, 2014.........            6         $  14,318
                                                ==========         =========


C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2014 (UNAUDITED)


lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, the Funds had no securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2014 (UNAUDITED)


                             LICENSING INFORMATION

NASDAQ(R), OMX(R), NASDAQ OMX(R), NASDAQ Technology Dividend Index(SM), NASDAQ Multi-Asset Diversified Income Index(SM), NASDAQ International Multi-Asset Diversified Income Index(SM), and NASDAQ Rising Dividend Achievers Index, are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Focus Five Index ("Index"), for use by First Trust. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of this Product, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Index for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(TM) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(TM) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund VI

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     ---------------------

* Print the name and title of each signing officer under his or her signature.